PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5    -      PROPERTY AND EQUIPMENT

A.	Comprised as follows:

	December 31,
	2014	2013

	$ in thousands

Machinery and equipment	1,710	1,709
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,778	1,777
Less - accumulated depreciation and amortization	1,751	1,746
	27	31

B.	Depreciation and amortization expenses totaled $13 thousands, $17 thousands, and $7 thousands, in the years ended December 31, 2014, 2013 and 2012, respectively.